Taxation	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Taxation
10. Taxation
(a) Sales tax
Pursuant to the provision regulation of the PRC on Value-added tax (“VAT”) and its implementation rules, the Company’s subsidiaries and VIEs are generally subject to VAT at a rate of 6% from revenues earned from services provided, 13% from sales of general goods or 9% from sales of electronic publications.
Since January 2020, in accordance with the Announcement on Tax Policies to Support Prevention and Control of
COVID-19
issued by the Ministry of Finance and the State Taxation Administration (“STA”), and the Announcement on the Period of Implementation of Tax Policies to Support Epidemic Prevention and Control and to Ensure Supply (collectively, the “Tax Policies”), due to the
COVID-19,
the VAT from providing daily life services was exempted from January 1, 2020 to March 31, 2021 (Note 15).
The Group is also subject to cultural development fee on the provision of advertising services in China. The applicable tax rate is 3% of the advertising revenue and subject to a 50%
reduction which was effective from July 1, 2019. The cultural development fee on the provision of advertising services was exempted from January 1, 2020 to December 31, 2021 according to the Announcement on Tax and Fee Policies to Support the Film and Other Industries issued by the Ministry of Finance and STA on May 13, 2020 and Announcement of the Ministry of Finance and the State Taxation Administration on the Renewal of the Implementation of Some Tax Preferences in Response to the Epidemic (Announcement of the Ministry of Finance and the State Taxation Administration No. 7 of 2021) due to the breakout of COVID-19.
(b) Income tax
Composition of income tax
The following table presents the composition of income tax expenses for the years ended December 31, 2021, 2022 and 2023:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expenses	15,611	13,844	11,089
Deferred tax benefit	(8,963)	—	—

Income tax expenses	6,648	13,844	11,089

Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
The subsidiaries incorporated in Hong Kong were subject to Hong Kong two-tiered
profits tax regime, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. The payments of dividends to their shareholders are not subject to withholding tax in Hong Kong.

China
Under the PRC Enterprise Income Tax Law, or EIT Law, the standard enterprise income tax rate (“EIT rate”) is 25%. Entities qualifying as High and New Technology Enterprises (“HNTE”) qualify for a preferential tax rate of 15% subject to a requirement that they re-apply
for HNTE status every three years.
Youdao Information and Beijing Lingshi Ruifeng Education Technology Co., Ltd. were qualified as HNTEs and enjoyed a preferential tax rate of
15
%
for the years ended December 31, 2021, 2022 and 2023. Youdao Hangzhou was qualified as an HNTE and hence subject to a preferential tax rate of
15
%
from 2022 to 2024. As of December 31, 2023, the entities mentioned above were all in accumulative deficit position.
All other PRC incorporated entities of the Group were subject to a

25
%
income tax rate for all the periods presented.
The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2021, 2022 and 2023:

	For the year ended December 31,
	2021	2022	2023
Statutory income tax rate	25%	25%	25%
Permanent differences	3%	7%	15%
Tax effect of preferential tax treatment and tax difference of statutory rate in other jurisdictions	(9%)	(8%)	(6% )
Change in valuation allowance	(21%)	(26%)	(36% )

Effective income tax rate	(2%)	(2%)	(2% )

(c) Deferred tax assets
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
Net operating tax loss carry forwards	498,506	629,728
Advertising and promotion expenses in excess of deduction limit	374,925	348,805
Payroll and expense accrued	109,686	116,964
Others	15,029	20,982
Less: valuation allowance	(998,146)	(1,116,479)

Total deferred tax assets, net	—	—

The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2022	2023
	RMB	RMB
Balance as of January 1	819,725	998,146
Change of valuation allowance	178,421	118,333

Balance as of December 31	998,146	1,116,479

The tax losses of the Group expire over different time intervals depending on local jurisdiction. Certain HNTE entity’s expiration period for tax losses has been extended from five years to ten years in 2018, other entities’ expiration period for tax losses maintains as five years. Tax losses of Company’s subsidiary incorporated in Hong Kong can be carried forward indefinitely to offset future taxable income. As of December 31, 2023, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2024	137,645
Loss expiring in 2025	112,456
Loss expiring in 2026	130,687
Loss expiring in 2027	212,983
Loss expiring in 2028	453,398
Loss expiring in 2029	234,168
Loss expiring in 2030	866,217
Loss expiring in 2031	679,449
Loss expiring in 2032	467,766
Loss expiring in 2033 and thereafter	761,809

4,056,578

(d) Withholding income tax
The EIT Law also imposes a withholding income tax of 10%
on dividends distributed by a Foreign Invested Enterprises (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the previous EIT Law, which was effective before January 1, 2018. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the Arrangement between Mainland of China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income (“Mainland of China and Hong Kong Tax Arrangement”) in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to
5%
(if the foreign investor owns directly at least
25%
of the shares of the FIE). However, if any of the Hong Kong subsidiaries is determined by the STA to not be a beneficial owner for purposes of the Mainland of China and Hong Kong Tax Arrangement, any dividends paid to it by any of the China mainland subsidiaries would be subject to the regular withholding tax rate of 10%.

To the extent that subsidiaries and VIEs of the Group have undistributed earnings, the Group will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2022 and 2023, the Group did not record any withholding tax as the most of PRC entities were still in accumulated deficit position.